Financial Instruments and Risk Management (Derivative Instrument Not Designated as Cash Flow Hedged Narrative) (Details) $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($) $ / oz oz	Dec. 31, 2024 USD ($)
Disclosure of detailed information about hedged items [line items]
Loss on commodity derivatives	$ 230.5	$ 24.2
Expense relating to variable lease payments not included in measurement of lease liabilities	118.6	131.9
Settlement of Argonaut legacy gold hedges (Note 13)	(113.5)	0.0
Total liabilities	1,938.8	1,751.9
Gold Forward Contracts | Level 2
Disclosure of detailed information about hedged items [line items]
Total liabilities	257.0	140.0
Gold Options | Commodity price risk
Disclosure of detailed information about hedged items [line items]
Fair value adjustment on contingent consideration	$ (117.0)	$ (24.2)
Gold Forward Contracts
Disclosure of detailed information about hedged items [line items]
Ounces subject to contract, settled | oz	50,000
Adjustments for gains (losses) on change in fair value of derivatives	$ 113.5
Gold Forward Contracts | 2026
Disclosure of detailed information about hedged items [line items]
Ounces subject to contract | oz	50,000
Gold Forward Contracts | 2027
Disclosure of detailed information about hedged items [line items]
Ounces subject to contract | oz	50,000
Purchase Put Options | Gold Forward Contracts | Commodity price risk
Disclosure of detailed information about hedged items [line items]
Average realized price per ounce | $ / oz	1,821